Operating Segment And Geographic Information (Schedule Of Reportable Operating Segment Information) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	¥ 141,048	¥ 99,634	¥ 53,225
Net sales	141,048	99,634	53,225
Depreciation and amortization	6,838	4,209	4,314
Operating income (loss) before stock option compensation expenses	1,420	6,276	(11,496)
Stock based compensation expense	583	165	143
Operating income (loss)	837	6,111	(11,639)
Expenditures for additions to long- lived assets	6,984	3,793	3,425
Total assets	219,226	180,312	188,663
Semiconductor And Component Test System Business [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	101,831	67,070	30,168
Inter-segment sales	3,777	2,263	2,404
Net sales	105,608	69,333	32,572
Depreciation and amortization	2,658	1,417	1,364
Operating income (loss) before stock option compensation expenses	9,845	9,857	(7,042)
Expenditures for additions to long- lived assets	2,398	1,350	942
Total assets	93,603	53,570	38,782
Mechatronics System Business [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	20,410	18,398	11,219
Inter-segment sales	206	117	18
Net sales	20,616	18,515	11,237
Depreciation and amortization	627	533	470
Operating income (loss) before stock option compensation expenses	(1,324)	(251)	(1,897)
Expenditures for additions to long- lived assets	750	374	396
Total assets	12,789	11,780	10,478
Services, Support And Others [Member]
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	18,807	14,166	11,838
Net sales	18,807	14,166	11,838
Depreciation and amortization	3,070	1,755	1,977
Operating income (loss) before stock option compensation expenses	1,614	2,133	2,175
Expenditures for additions to long- lived assets	3,492	1,733	1,856
Total assets	30,713	9,226	11,474
Elimination And Corporate [Member]
Segment Reporting Information [Line Items]
Inter-segment sales	(3,983)	(2,380)	(2,422)
Net sales	(3,983)	(2,380)	(2,422)
Depreciation and amortization	483	504	503
Operating income (loss) before stock option compensation expenses	(8,715)	(5,463)	(4,732)
Expenditures for additions to long- lived assets	344	336	231
Total assets	¥ 82,121	¥ 105,736	¥ 127,929